Notes Payable (Details) - Schedule of notes payable - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 11, 2020
Debt Instrument [Line Items]
Outstanding principal, Total	$ 2,266,374	$ 1,358,211	$ 1,434,576
Less: Debt Discount	(371,126)	(15,547)
Less: Debt Issuance Costs
Outstanding Principal, Total	1,895,248	1,342,664	1,434,576
Less: Current Debt	(1,863,831)	(1,278,672)	(1,221,539)
Total Long-Term Debt	31,417	63,992	213,037
The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 198,577	198,577	$ 282,432
Interest Rate	1.00%		1.00%
Maturity Date, Description	May 2022		May 2022
The First December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 98,025	185,655
Interest Rate	10.00%		10.00%
Maturity Date, Description	June 2023		June 2023
The Second December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 308,113	313,979
Interest Rate	14.00%
Maturity Date, Description	June 2022
The First February 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 156,513
Interest Rate	14.00%
Maturity Date, Description	June 2022
First Denver Bodega LLC Loan [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 45,507
Interest Rate
Maturity Date, Description	March 2025
The First May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 563,462
Interest Rate
Maturity Date, Description	December 2022
The Second May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 301,125
Interest Rate
Maturity Date, Description	November 2022
The Third May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 20,282
Interest Rate
Maturity Date, Description	November 2022
The Fourth May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 35,170
Interest Rate
Maturity Date, Description	November 2022
The June 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 539,600
Interest Rate
Maturity Date, Description	November 2022
Seller’s Choice Note [Member]
Debt Instrument [Line Items]
Outstanding principal, Total		$ 660,000	$ 660,000
Interest Rate	30.00%		30.00%	9.50%
Maturity Date, Description	September 2020		September 2020